RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Net financial instrument asset position (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	$ (643)	$ (482)
Changes in fair value recognized in OCI	(128)	(32)	$ 127
Amounts reclassified from OCI to income	(378)	(854)	(914)
Balance, end of year	(604)	(643)	(482)
IFRS 9 PPAs
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(20)	68
Balance, end of year	(668)	(20)	68
Energy derivative contracts
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(151)	34
Balance, end of year	(199)	(151)	34
Interest rate swaps
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(188)	(422)
Balance, end of year	253	(188)	(422)
Foreign exchange swaps
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(24)	(90)
Balance, end of year	(94)	(24)	(90)
Investments in debt and equity securities
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	195	330
Balance, end of year	1,235	195	330
Tax equity
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(455)	(402)
Balance, end of year	(1,131)	(455)	$ (402)
Derivative Financial Assets (Liabilities) Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value recognized in OCI	72	(331)
Changes in fair value	(6)	(22)
Derivative Financial Assets (Liabilities) Designated As Hedging Instruments | IFRS 9 PPAs
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value recognized in OCI	(75)	(151)
Changes in fair value	(13)	(5)
Derivative Financial Assets (Liabilities) Designated As Hedging Instruments | Energy derivative contracts
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value recognized in OCI	(117)	(242)
Changes in fair value	2	0
Derivative Financial Assets (Liabilities) Designated As Hedging Instruments | Interest rate swaps
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value recognized in OCI	331	9
Changes in fair value	5	(17)
Derivative Financial Assets (Liabilities) Designated As Hedging Instruments | Foreign exchange swaps
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value recognized in OCI	(56)	50
Changes in fair value	0	0
Derivative Financial Assets (Liabilities) Designated As Hedging Instruments | Investments in debt and equity securities
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value recognized in OCI	(11)	3
Changes in fair value	0	0
Derivative Financial Assets (Liabilities) Designated As Hedging Instruments | Tax equity
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value recognized in OCI	0	0
Changes in fair value	0	0
Derivative Financial Assets (Liabilities) Not Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value	(48)	102
Amounts reclassified from OCI to income	169	222
Acquisitions, settlements and other	(137)	(142)
Foreign exchange gain (loss)	(11)	10
Derivative Financial Assets (Liabilities) Not Designated As Hedging Instruments | IFRS 9 PPAs
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value	(218)	(120)
Amounts reclassified from OCI to income	22	90
Acquisitions, settlements and other	(364)	98
Foreign exchange gain (loss)	0	0
Derivative Financial Assets (Liabilities) Not Designated As Hedging Instruments | Energy derivative contracts
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value	(132)	3
Amounts reclassified from OCI to income	142	42
Acquisitions, settlements and other	57	12
Foreign exchange gain (loss)	0	0
Derivative Financial Assets (Liabilities) Not Designated As Hedging Instruments | Interest rate swaps
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value	85	89
Amounts reclassified from OCI to income	5	90
Acquisitions, settlements and other	18	49
Foreign exchange gain (loss)	(3)	14
Derivative Financial Assets (Liabilities) Not Designated As Hedging Instruments | Foreign exchange swaps
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value	89	132
Amounts reclassified from OCI to income	0	0
Acquisitions, settlements and other	(103)	(116)
Foreign exchange gain (loss)	0	0
Derivative Financial Assets (Liabilities) Not Designated As Hedging Instruments | Investments in debt and equity securities
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value	13	19
Amounts reclassified from OCI to income	0	0
Acquisitions, settlements and other	1,046	(153)
Foreign exchange gain (loss)	(8)	(4)
Derivative Financial Assets (Liabilities) Not Designated As Hedging Instruments | Tax equity
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value	115	(21)
Amounts reclassified from OCI to income	0	0
Acquisitions, settlements and other	(791)	(32)
Foreign exchange gain (loss)	$ 0	$ 0